Consolidated Statements of Changes in Stockholder's Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 925			$ 5,231	$ 58,316,882	$ (50,048,481)	$ (97,560)		$ 8,176,997
Beginning balance, shares at Dec. 31, 2019	925,000			5,230,713
Net income (loss)						(4,520,962)			(4,520,962)
Change in foreign currency translation							123,557		123,557
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings		$ 484			483,016				483,500
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		483,500
Exchange of convertible notes and accrued interest for Series B preferred stock		$ 3,624			3,620,260				3,623,884
Exchange of convertible notes and accrued interest for Series B preferred stock, shares		3,623,884
Issuance of common stock in exchange for consulting, professional and other services				$ 191	555,249				555,440
Issuance of common stock in exchange for consulting, professional and other services, shares				191,034
Ending balance, value at Sep. 30, 2020		5,310		$ 5,826	63,896,518	(54,569,443)	25,997		9,364,208
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations				$ 15	49,985				50,000
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares				15,625
Issuance of common stock in connection with the issuance of convertible note(s)				$ 340	735,674				736,014
Issuance of common stock in connection with the issuance of convertible notes, shares				339,678
Conversion of convertible notes and accrued interest into common stock				$ 36	56,013				56,049
Ending balance, shares at Sep. 30, 2020		5,309,884		5,826,381
Conversion of convertible notes and accrued interest into common stock, shares				36,206
Recognition of beneficial conversion features related to convertible notes					44,129				44,129
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares
Issuance of common stock as compensation to employees, officers and/or directors				$ 13	35,587				35,600
Issuance of common stock as compensation to employees, officers and/or directors, shares				13,125
Beginning balance, value at Jun. 30, 2020	$ 925	$ 250		$ 5,753	59,844,058	(52,348,423)	(34,724)		7,467,839
Beginning balance, shares at Jun. 30, 2020	925,000	250,000		5,752,647
Net income (loss)						(2,221,020)			(2,221,020)
Change in foreign currency translation							60,721		60,721
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings		$ 234			233,266				233,500
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		233,500
Exchange of convertible notes and accrued interest for Series B preferred stock		$ 3,624
Exchange of convertible notes and accrued interest for Series B preferred stock, shares		3,623,884
Issuance of common stock in exchange for consulting, professional and other services				$ 53	173,182				173,235
Issuance of common stock in exchange for consulting, professional and other services, shares				53,422
Ending balance, value at Sep. 30, 2020		5,310		$ 5,826	63,896,518	(54,569,443)	25,997		9,364,208
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares
Conversion of convertible notes and accrued interest into common stock				$ 20	26,029				26,049
Ending balance, shares at Sep. 30, 2020		5,309,884		5,826,381
Conversion of convertible notes and accrued interest into common stock, shares				20,312
Beginning balance, value at Dec. 31, 2020		$ 5,626		$ 5,886	64,417,218	(55,791,914)	(39,334)		8,597,482
Beginning balance, shares at Dec. 31, 2020		5,625,884		5,886,073
Net income (loss)						(7,128,941)		(23,576)	(7,152,517)
Change in foreign currency translation							(45,727)		(45,727)
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings		$ 950			949,050				950,000
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		950,000
Issuance of Series B preferred stock in exchange for consulting, professional and other services		$ 75			74,925				75,000
Issuance of Series B preferred stock in exchange for consulting, professional and other services, shares		75,000
Exchange of convertible notes and accrued interest for Series B preferred stock		$ 2,564			2,561,611				2,564,175
Exchange of convertible notes and accrued interest for Series B preferred stock, shares		2,564,175
Exchange of Series B preferred stock for Series C preferred stock		$ (9,215)	$ 9,215
Exchange of Series B preferred stock for Series C preferred stock, shares		(9,215,059)	9,215,059
Issuance of common stock in exchange for consulting, professional and other services				150	511,308				511,458
Issuance of Series C preferred stock with common stock in connection with sales made under private offerings			100		99,900				100,000
Issuance of common stock in exchange for consulting, professional and other services, shares				150,393
Ending balance, value at Sep. 30, 2021			9,400	$ 12,326	88,490,096	(62,920,855)	(85,061)	(23,576)	25,482,330
Issuance of common stock in connection with the issuance of convertible note(s)				$ 18	39,732				39,750
Issuance of common stock in connection with the issuance of convertible notes, shares				17,746
Issuance of common stock warrants in connection with the issuance of convertible note(s)					1,895,078				1,895,078
Issuance of common stock in connection with the acquisition of a business				$ 1,772	4,998,228				5,000,000
Issuance of common stock in connection with the acquisition of a business ,shares				1,771,883
Stock based compensation expense related to stock options					33,698				33,698
Conversion of convertible notes and accrued interest into common stock				$ 1,465	1,766,832				1,768,297
Ending balance, shares at Sep. 30, 2021			9,400,259	12,325,736
[custom:IssuanceOfSeriesCPreferredStockWithCommonStockInConnectionWithSalesMadeUnderPrivateOfferings]			$ 100		99,900				100,000
Issuance of Series C preferred stock with common stock in connection with sales made under private offerings, shares			100,000
Conversion of convertible notes and accrued interest into common stock, shares				1,464,966
Issuance of common stock in connection with sales made under public offerings				$ 2,771	10,312,553				10,315,324
Recognition of beneficial conversion features related to convertible notes					318,616				318,616
Stock Issued During Period, Value, New Issues				$ 2,771	10,312,553				10,315,324
Issuance of common stock in connection with sales made under public offerings, shares				2,771,084
Issuance of common stock in connection with the exercise of common stock purchase warrants				$ 106	(106)
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares				105,648
Issuance of common stock as compensation to employees, officers and/or directors				$ 158	426,288				426,446
Issuance of common stock as compensation to employees, officers and/or directors, shares				157,943
Beginning balance, value at Jun. 30, 2021			$ 9,315	$ 9,560	79,454,922	(60,611,994)	(17,465)		18,844,338
Beginning balance, shares at Jun. 30, 2021			9,315,059	9,560,071
Net income (loss)						(2,308,861)		(23,576)	(2,332,437)
Change in foreign currency translation							(67,596)		(67,596)
Issuance of common stock in exchange for consulting, professional and other services				$ 86	255,011				255,097
Issuance of common stock in exchange for consulting, professional and other services, shares				86,522
Ending balance, value at Sep. 30, 2021			9,400	$ 12,326	88,490,096	(62,920,855)	(85,061)	(23,576)	25,482,330
Issuance of common stock in connection with the issuance of convertible note(s)				$ 5	9,995				10,000
Issuance of common stock in connection with the issuance of convertible notes, shares				4,464
Issuance of common stock warrants in connection with the issuance of convertible note(s)					1,200,434				1,200,434
Issuance of common stock in connection with the acquisition of a business				$ 1,772	4,998,228				5,000,000
Issuance of common stock in connection with the acquisition of a business ,shares				1,771,883
Stock based compensation expense related to stock options					33,698				33,698
Conversion of convertible notes and accrued interest into common stock				$ 384	665,008				665,392
Ending balance, shares at Sep. 30, 2021			9,400,259	12,325,736
Conversion of convertible notes and accrued interest into common stock, shares				383,405
Issuance of common stock in connection with sales made under public offerings				$ 361	1,361,347				1,361,708
Stock Issued During Period, Value, New Issues				$ 361	1,361,347				1,361,708
Issuance of common stock in connection with sales made under public offerings, shares				361,445
Issuance of common stock as compensation to employees, officers and/or directors				$ 158	$ 426,288				$ 426,446
Issuance of common stock as compensation to employees, officers and/or directors, shares				157,943